DESCRIPTION OF PLAN - Employer Contributions Receivable (Details) - EBP 002 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employer matching and Company contributions	$ 41	$ 0
Employer matching true-up contributions	11	29
Student loan matching contributions	6	21
Total receivables: Employer contributions	$ 58	$ 50